UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Investment Grade Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Investment Grade Income Portfolio

June 30, 2013

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 36.8%
Security	Principal Amount (000’s omitted)	Value

Agriculture — 1.1%
Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$511,831
Cargill, Inc., 4.10%, 11/1/42(1)	345	308,938
Lorillard Tobacco Co., 7.00%, 8/4/41	265	281,807

		$1,102,576

Automotive — 0.7%
Advance Auto Parts, Inc., 4.50%, 1/15/22	$400	$389,469
Ford Motor Co., 7.45%, 7/16/31	250	300,780

		$690,249

Banks — 7.0%
Ally Financial, Inc., 3.125%, 1/15/16(2)	$520	$519,008
American Express Co., 6.80% to 9/1/16, 9/1/66(3)	300	321,375
Bank of America Corp., 3.30%, 1/11/23	500	473,241
Bank of America Corp., 5.65%, 5/1/18	435	483,620
Barclays Bank PLC, 5.00%, 9/22/16	380	420,065
Capital One Bank (USA), NA, 3.375%, 2/15/23	384	363,493
Citigroup, Inc., 3.375%, 3/1/23	35	33,529
Citigroup, Inc., 4.05%, 7/30/22	335	322,394
Citigroup, Inc., 4.50%, 1/14/22	390	406,818
CNH Capital, LLC, 3.875%, 11/1/15	350	353,500
Discover Financial Services, 3.85%, 11/21/22	200	188,072
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	100	110,434
KeyBank NA, 1.65%, 2/1/18	290	283,262
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	105	103,768
Morgan Stanley, 3.45%, 11/2/15	250	258,075
Morgan Stanley, 4.875%, 11/1/22	610	603,405
Regions Bank, 6.45%, 6/26/37	410	431,839
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23(2)	320	303,976
UBS AG/Stamford, CT, 5.875%, 7/15/16	350	385,540
Wachovia Bank NA, 6.00%, 11/15/17	420	479,579
Wells Fargo & Co., 3.45%, 2/13/23	220	210,406
Zions Bancorporation, 4.50%, 6/13/23	212	208,977

		$7,264,376

Beverages — 0.2%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$199,819

		$199,819

Broadcasting and Cable — 1.2%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	$400	$426,000

Security	Principal Amount (000’s omitted)	Value

Broadcasting and Cable (continued)
Comcast Corp., 6.95%, 8/15/37	$300	$379,196
Nielsen Finance, LLC/Nielsen Finance Co., 4.50%, 10/1/20(1)	500	482,500

		$1,287,696

Building and Development — 0.5%
Toll Brothers Finance Corp., 4.375%, 4/15/23(2)	$565	$528,275

		$528,275

Building Materials — 0.3%
Owens Corning, Inc., 4.20%, 12/15/22	$300	$291,089

		$291,089

Chemicals — 0.3%
LyondellBasell Industries NV, 5.75%, 4/15/24	$300	$330,372

		$330,372

Commercial Services — 2.0%
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)	$500	$440,000
Hillenbrand, Inc., 5.50%, 7/15/20	400	423,617
Verisk Analytics, Inc., 4.125%, 9/12/22	310	308,444
Waste Management, Inc., 7.375%, 3/11/19	460	555,253
Western Union Co. (The), 6.20%, 11/17/36	330	320,664

		$2,047,978

Communications Services — 1.2%
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	$420	$441,525
SBA Telecommunications, Inc., 5.75%, 7/15/20(1)	500	503,125
Telefonica Emisiones SAU, 4.57%, 4/27/23	340	325,926

		$1,270,576

Computers — 0.4%
Hewlett-Packard Co., 2.65%, 6/1/16	$115	$117,284
Hewlett-Packard Co., 3.75%, 12/1/20	225	218,035
Hewlett-Packard Co., 6.00%, 9/15/41	115	111,422

		$446,741

Diversified Financial Services — 0.9%
General Motors Financial Co., Inc., 4.25%, 5/15/23(1)	$500	$466,875
Jefferies Group, LLC, 5.125%, 1/20/23	220	218,590
SLM Corp., 5.50%, 1/25/23(2)	300	286,930

		$972,395

13	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Manufacturing — 1.1%
Caterpillar, Inc., 3.90%, 5/27/21	$450	$471,483
Joy Global, Inc., 5.125%, 10/15/21	300	318,995
Tyco Electronics Group SA, 6.55%, 10/1/17	270	312,748

		$1,103,226

Electric Utilities — 2.5%
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	$500	$513,750
Exelon Generation Co., LLC, 5.20%, 10/1/19	330	363,227
Florida Power & Light Co., 4.125%, 2/1/42	400	378,775
Georgia Power Co., 4.30%, 3/15/42	375	345,658
ITC Holdings Corp., 4.05%, 7/1/23(4)	310	310,997
PPL Energy Supply, LLC, 6.50%, 5/1/18	325	376,768
Scottish Power, Ltd., 5.375%, 3/15/15	300	317,488

		$2,606,663

Electrical and Electronic Equipment — 1.3%
Agilent Technologies, Inc., 3.875%, 7/15/23	$320	$309,487
Amphenol Corp., 4.00%, 2/1/22	460	459,635
Energizer Holdings, Inc., 4.70%, 5/19/21	550	559,003

		$1,328,125

Energy — 0.9%
Cameron International Corp., 4.50%, 6/1/21	$600	$635,571
Petrobras International Finance Co., 7.875%, 3/15/19	220	255,401

		$890,972

Financial Services — 1.2%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$456	$476,520
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	400	401,091
Janus Capital Group, Inc., 6.70%, 6/15/17(2)	370	413,375

		$1,290,986

Foods — 0.8%
ConAgra Foods, Inc., 4.95%, 8/15/20(1)	$365	$392,575
Delhaize Group SA, 5.70%, 10/1/40	500	477,050

		$869,625

Health Services — 0.6%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	$400	$418,000
HCA, Inc., 6.50%, 2/15/20	205	222,297

		$640,297

Security	Principal Amount (000’s omitted)	Value

Home Construction — 0.8%
Lennar Corp., 5.60%, 5/31/15	$400	$422,000
MDC Holdings, Inc., 5.625%, 2/1/20	320	340,684
MDC Holdings, Inc., 6.00%, 1/15/43	110	102,612

		$865,296

Insurance — 2.0%
Aflac, Inc., 4.00%, 2/15/22	$260	$265,496
American International Group, Inc., 5.85%, 1/16/18	320	360,415
Genworth Financial, Inc., 7.625%, 9/24/21	255	296,657
Principal Financial Group, Inc., 6.05%, 10/15/36	185	215,618
Prudential Financial, Inc., 6.00%, 12/1/17	310	356,216
Willis Group Holdings PLC, 4.125%, 3/15/16	265	277,550
XLIT, Ltd., 5.75%, 10/1/21	265	300,249

		$2,072,201

Internet Software & Services — 0.9%
Equinix, Inc., 7.00%, 7/15/21	$540	$587,925
VeriSign, Inc., 4.625%, 5/1/23(1)	400	390,000

		$977,925

Lodging and Gaming — 1.0%
International Game Technology, 7.50%, 6/15/19	$200	$231,733
Penn National Gaming, Inc., 8.75%, 8/15/19	380	418,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	345	408,204

		$1,057,937

Medical Products — 0.5%
Mylan Inc., 3.125%, 1/15/23(1)	$600	$549,275

		$549,275

Office Equipment / Supplies — 0.3%
Xerox Corp., 7.20%, 4/1/16	$300	$339,940

		$339,940

Oil and Gas-Equipment and Services — 1.6%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$570	$655,897
Rowan Cos., Inc., 7.875%, 8/1/19	270	324,877
Total Capital International SA, 2.70%, 1/25/23	490	459,109
Transocean, Inc., 2.50%, 10/15/17	165	163,170

		$1,603,053

14	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Pipelines — 0.4%
DCP Midstream Operating LP, 4.95%, 4/1/22	$350	$359,204

		$359,204

Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp., 5.05%, 9/1/20	$515	$541,780
AvalonBay Communities, Inc., 2.85%, 3/15/23	215	195,915
BRE Properties, Inc., 5.50%, 3/15/17	345	380,370
CubeSmart LP, 4.80%, 7/15/22	300	311,761
Host Hotels & Resorts LP, 4.75%, 3/1/23	305	304,732
Mack-Cali Realty LP, 3.15%, 5/15/23	290	259,270
Simon Property Group LP, 2.75%, 2/1/23	500	459,658

		$2,453,486

Retail-Specialty and Apparel — 2.4%
AutoNation, Inc., 5.50%, 2/1/20	$325	$339,625
AutoZone, Inc., 4.00%, 11/15/20	350	358,050
Best Buy Co., Inc., 5.50%, 3/15/21	350	336,000
Dollar General Corp., 4.125%, 7/15/17	520	548,827
Gap, Inc. (The), 5.95%, 4/12/21	510	564,697
Staples, Inc., 4.375%, 1/12/23(2)	300	291,218

		$2,438,417

Software — 0.3%
Fiserv, Inc., 3.50%, 10/1/22	$315	$299,382

		$299,382

Total Corporate Bonds & Notes (identified cost $38,606,312)		$38,178,152

Agency Mortgage-Backed Securities — 29.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$1,045	$1,059,862
Gold Pool #C09032, 3.50%, 2/1/43	1,170	1,186,850
Gold Pool #G04309, 5.50%, 5/1/38	1,345	1,446,792
Gold Pool #G18176, 5.00%, 4/1/22	234	248,579
Pool #A97620, 4.50%, 3/1/41	939	990,447
Pool #C03517, 4.50%, 9/1/40	1,029	1,084,026
Pool #C09013, 3.00%, 9/1/42	1,114	1,087,139
Pool #C09023, 3.50%, 12/1/42	1,116	1,131,639
Pool #G05958, 5.00%, 8/1/40	568	606,725

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Pool #G06091, 5.50%, 5/1/40	$723	$778,197
Pool #G08348, 5.00%, 6/1/39	546	582,899
Pool #G18309, 4.50%, 5/1/24	466	489,647
Pool #G18441, 2.50%, 8/1/27	338	339,969
Pool #Q00285, 4.50%, 4/1/41	1,541	1,625,267

		$12,658,038

Federal National Mortgage Association:
Pool #890397, 3.50%, 12/1/26	$154	$160,534
Pool #890516, 5.00%, 2/1/39	980	1,056,518
Pool #918109, 5.00%, 5/1/37	1,477	1,589,967
Pool #929009, 6.00%, 1/1/38	868	943,708
Pool #AB4827, 3.50%, 4/1/42	634	644,248
Pool #AB6633, 3.50%, 10/1/42	1,126	1,144,393
Pool #AC8540, 4.50%, 12/1/24	358	379,494
Pool #AE0949, 4.00%, 2/1/41	767	799,085
Pool #AE0971, 4.00%, 5/1/25	217	228,958
Pool #AE4680, 4.00%, 11/1/40	375	390,956
Pool #AE7535, 4.00%, 10/1/40	720	750,724
Pool #AE7758, 3.50%, 11/1/25	499	520,171
Pool #AE9757, 4.00%, 12/1/40	146	152,196
Pool #AH1559, 4.00%, 12/1/40	156	162,120
Pool #AH3804, 4.00%, 2/1/41	1,341	1,397,948
Pool #AH6827, 4.00%, 3/1/26	653	686,991
Pool #AH9055, 4.50%, 4/1/41	1,109	1,174,287
Pool #AK3264, 3.00%, 2/1/27	516	531,069
Pool #AL0161, 4.00%, 4/1/41	110	114,212
Pool #AL2897, 3.50%, 1/1/43	1,597	1,622,799
Pool #AO3759, 3.50%, 5/1/42	1,121	1,138,904
Pool #MA1060, 2.50%, 5/1/27	436	438,726
Pool #MA1438, 2.50%, 5/1/28	1,485	1,494,066

		$17,522,074

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$107	$113,269

		$113,269

Total Agency Mortgage-Backed Securities (identified cost $30,291,041)		$30,293,381

Commercial Mortgage-Backed Securities — 10.4%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(1)	$250	$248,335

15	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(5)	$45	$50,044
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	3	3,034
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(5)	332	336,927
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	100	110,711
CGCMT, Series 2004-C1, Class A4, 5.615%, 4/15/40(5)	394	403,623
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	400,244
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	163,163
COMM, Series 2012-CR5, Class A4, 2.771%, 12/10/45	110	101,810
COMM, Series 2012-LC4, Class C, 5.824%, 12/10/44(5)	215	226,805
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	569	602,148
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(1)	500	520,360
ESA, Series 2013-ESH7, Class D7, 4.171%, 12/5/31(1)(5)	550	550,046
FMBT, Series 2012-FBLU, Class B, 3.875%, 5/5/27(1)	400	412,141
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	297	299,538
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	400	407,451
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(5)	326	329,049
JPMCC, Series 2003-PM1A, Class A4, 5.326%, 8/12/40(5)	23	23,497
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	304,177
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(1)	675	715,361
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	205,117
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49(5)	300	328,825
MOTEL, Series 2012-MTL6, Class D, 3.781%, 10/5/25(1)	425	411,957
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	382	384,138
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(5)	362	371,659
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	556	564,416
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	176	178,388
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	286	294,189
ORES, Series 2012-LV1, Class A, 4.00%, 9/25/44(1)	34	34,376
RBSCF, Series 2010-MB1, Class C, 4.839%, 4/15/24(1)(5)	325	334,716
RIAL, Series 2013-LT2, Class A, 2.833%, 5/22/28(1)	160	160,082
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	363	367,845
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	320	354,780
WFCM, Series 2010-C1, Class C, 5.771%, 11/15/43(1)(5)	500	532,926
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	80	75,053

Total Commercial Mortgage-Backed Securities (identified cost $10,735,663)		$10,806,931

Asset-Backed Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value

Automotive — 1.1%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(1)	$850	$915,820
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	225	222,830

Total Asset-Backed Securities (identified cost $1,074,994)		$1,138,650

U.S. Treasury Obligations — 16.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.875%, 8/15/40	$2,690	$2,911,295
U.S. Treasury Bond, 4.50%, 2/15/36	100	119,211
U.S. Treasury Bond, 4.50%, 5/15/38	215	256,824
U.S. Treasury Bond, 5.375%, 2/15/31	740	964,081
U.S. Treasury Bond, 6.375%, 8/15/27	150	209,977
U.S. Treasury Inflation-Protected Note, 0.50%, 4/15/15(6)	2,068	2,120,392
U.S. Treasury Note, 2.00%, 4/30/16	3,380	3,509,521
U.S. Treasury Note, 3.375%, 11/15/19	100	109,996
U.S. Treasury Note, 3.50%, 2/15/18	570	627,156
U.S. Treasury Note, 4.00%, 2/15/15	4,726	5,009,191
U.S. Treasury Note, 4.625%, 2/15/17	1,185	1,341,457

Total U.S. Treasury Obligations (identified cost $17,426,022)		$17,179,101

Preferred Securities — 3.7%

Security	Shares	Value

Commercial Banks — 0.7%
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	400	$386,891
PNC Financial Services Group, Inc. (The), 4.85% to 6/1/23(3)	350	329,796

		$716,687

Diversified Financial Services — 1.3%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(3)	3.07	$348,467
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	2	213,952
PPTT, 2006-A GS, Class A, 6.055%(1)(8)	4	806,566

		$1,368,985

16	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities — 0.9%
Electricite de France SA, 5.25% to 1/29/23(1)(3)	300	$293,980
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(2)	13,272	302,767
SCE Trust I, 5.625%(2)	15,000	354,000

		$950,747

Insurance — 0.8%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(3)(7)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $5,097,681)		$3,836,544

Interest Rate Swaptions — 0.9%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Option to receive 3-month USD- LIBOR-BBA Rate and pay 1.9025%	Wells Fargo Bank, N.A.	8/13/13	$11,500	$900,782

Total Interest Rate Swaptions (identified cost $369,150)				$900,782

Short-Term Investments — 2.6%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.04%(9)(10)			$2,304	$2,303,990
Eaton Vance Cash Reserves Fund, LLC, 0.11%(10)			375	374,957

Total Short-Term Investments (identified cost $2,678,947)				$2,678,947

Total Investments — 101.3% (identified cost $106,279,810)				$105,012,488

Other Assets, Less Liabilities — (1.3)%				$(1,302,349)

Net Assets — 100.0%				$103,710,139

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	–	Avis Budget Rental Car Funding LLC
BACM	–	Banc of America Commercial Mortgage Trust
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CARMX	–	CarMax Auto Owner Trust
CDCMT	–	CD Commercial Mortgage Trust
CGCMT	–	Citigroup Commercial Mortgage Trust
COMM	–	Commercial Mortgage Pass-Through Certificates
DBUBS	–	DBUBS Mortgage Trust
DDR	–	Developers Diversified Realty Corp.
ESA	–	Extended Stay America Trust
FMBT	–	Fontainebleau Miami Beach Trust
GECMC	–	General Electric Commercial Mortgage Corp.
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
MLCFC	–	ML-CFC Commercial Mortgage Trust
MOTEL	–	Motel 6 Trust
MSC	–	Morgan Stanley Capital I Trust
NCUA	–	National Credit Union Administration
ORES	–	Oaktree Real Estate Investments/Sabal
PPTT	–	Preferred Pass-Through Trust
RBSCF	–	Royal Bank of Scotland Commercial Funding
RIAL	–	Rialto Real Estate Fund LP
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
WF-RBS	–	WF-RBS Commercial Mortgage Trust

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2013, the aggregate value of these securities is $11,480,372 or 11.1% of the Portfolio’s net assets.

(2)	All or a portion of this security was on loan at June 30, 2013.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	When-issued security.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Non-income producing security.

(8)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2013.

(9)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013.

17	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Unaffiliated investments, at value including $2,255,498 of securities on loan (identified cost, $103,600,863)	$102,333,541
Affiliated investments, at value (identified cost, $2,678,947)	2,678,947
Interest receivable	828,613
Interest receivable from affiliated investment	44
Receivable for investments sold	920,749
Securities lending income receivable	848
Receivable from affiliate	7,289
Total assets	$106,770,031

Liabilities
Collateral for securities loaned	$2,303,990
Payable for investments purchased	367,450
Payable for when-issued securities	309,117
Payable to affiliates:
Investment adviser fee	39,816
Trustees’ fees	1,243
Accrued expenses	38,276
Total liabilities	$3,059,892
Net Assets applicable to investors’ interest in Portfolio	$103,710,139

Sources of Net Assets
Investors’ capital	$104,977,461
Net unrealized depreciation	(1,267,322)
Total	$103,710,139

18	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Interest	$1,570,414
Dividends	69,784
Securities lending income, net	2,642
Interest allocated from affiliated investment	853
Expenses allocated from affiliated investment	(91)
Total investment income	$1,643,602

Expenses
Investment adviser fee	$247,571
Trustees’ fees and expenses	2,406
Custodian fee	37,660
Legal and accounting services	32,720
Miscellaneous	2,385
Total expenses	$322,742
Deduct —
Allocation of expenses to affiliate	$49,940
Reduction of custodian fee	9
Total expense reductions	$49,949

Net expenses	$272,793

Net investment income	$1,370,809

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,175,842
Investment transactions allocated from affiliated investments	60
Net realized gain	$1,175,902
Change in unrealized appreciation (depreciation) —
Investments	$(4,380,210)
Net change in unrealized appreciation (depreciation)	$(4,380,210)

Net realized and unrealized loss	$(3,204,308)

Net decrease in net assets from operations	$(1,833,499)

19	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$1,370,809	$3,544,648
Net realized gain from investment transactions	1,175,902	3,562,634
Net change in unrealized appreciation (depreciation) from investments	(4,380,210)	(956,009)
Net increase (decrease) in net assets from operations	$(1,833,499)	$6,151,273
Capital transactions —
Contributions	$4,760,687	$13,223,178
Withdrawals	(14,116,635)	(34,182,229)
Net decrease in net assets from capital transactions	$(9,355,948)	$(20,959,051)

Net decrease in net assets	$(11,189,447)	$(14,807,778)

Net Assets
At beginning of period	$114,899,586	$129,707,364
At end of period	$103,710,139	$114,899,586

20	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Supplementary Data

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2012		2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.50	%(2)(3)	0.50	%(3)	0.57%	0.57%	0.57%	0.57%
Net investment income	2.51	%(2)	2.93%		3.39%	3.87%	4.35%	4.82%
Portfolio Turnover	52	%(4)	113%		100%	91%	94%	70%

Total Return	(1.76	)%(4)	5.12%		7.34%	7.53%	5.99%	4.66%

Net assets, end of period (000’s omitted)	$103,710		$114,900		$129,707	$144,019	$129,527	$142,766

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser subsidized certain operating expenses (equal to 0.09% and 0.07% of average daily net assets for the six months ended June 30, 2013 and the year ended December 31, 2012). Absent this subsidy, total return would have been lower.

(4)	Not annualized.

21	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2013, Eaton Vance Balanced Fund, Eaton Vance Investment Grade Income Fund and donor advised funds (established and maintained by a public charity) managed by Eaton Vance Management (EVM) held an interest of 60.2%, 29.5% and 10.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

Derivatives. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note since its acquisition. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

22

Investment Grade Income Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

I   When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of a majority of Trustees and a majority of interest holders of the Portfolio. For the six months ended June 30, 2013, the Portfolio’s investment adviser fee amounted to $247,571 or 0.45% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. Pursuant to a voluntary expense reimbursement, BMR was allocated $49,940 of the Portfolio’s operating expenses for the six months ended June 30, 2013.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

23

Investment Grade Income Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$16,694,482	$30,112,271
U.S. Government and Agency Securities	38,665,222	32,154,627

	$55,359,704	$62,266,898

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$106,267,252

Gross unrealized appreciation	$2,273,144
Gross unrealized depreciation	(3,527,908)

Net unrealized depreciation	$(1,254,764)

5  Financial Instruments

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

The non-exchange traded derivatives in which the Portfolio invests, including swaption contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At June 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $900,782, representing the fair value of such derivatives in an asset position. The counterparty may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparty with respect to such contracts would reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Interest rate swaptions	$900,782	(1)	$—

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. Such derivatives are subject to master netting agreements, which allow the Fund and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. Derivative assets subject to master netting agreements, net of amounts available for offset, which were none, and net of the related collateral pledged to the Fund of $842,773, were $58,009 as of June 30, 2013.

24

Investment Grade Income Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Interest rate swaptions	$—	$602,668	(1)

(1)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments.

The average notional amount of interest rate swaptions outstanding during the six months ended June 30, 2013, which is indicative of the volume of this derivative type, was $11,500,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2013 amounted to $599.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At June 30, 2013, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $2,255,498 and $2,303,990, respectively. The carrying amount of the liability for collateral for securities loaned at June 30, 2013 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at June 30, 2013.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Investment Grade Income Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

At June 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$38,178,152	$—	$38,178,152
Agency Mortgage-Backed Securities	—	30,293,381	—	30,293,381
Commercial Mortgage-Backed Securities	—	10,806,931	—	10,806,931
Asset-Backed Securities	—	1,138,650	—	1,138,650
U.S. Treasury Obligations	—	17,179,101	—	17,179,101
Preferred Securities	354,000	3,482,544	—	3,836,544
Interest Rate Swaptions	—	900,782	—	900,782
Short-Term Investments	—	2,678,947	—	2,678,947

Total Investments	$354,000	$104,658,488	$—	$105,012,488

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Investment Grade Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Investment Grade Income Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

28

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

29

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Investment Grade Income Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Investment Grade Income Portfolio

Thomas H. Luster

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Investment Grade Income Fund and Investment Grade Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Investment Grade Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Investment Grade Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978-8/13	IGISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	August 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 13, 2013

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	August 13, 2013